REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year	$ 93,521	$ 89,974
Net Income (loss)	341	3,490
Other Comprehensive Income - Translation adjustment	(47)	57
Other	(3,078)	0
Balance as of the end of the year	$ 90,737	$ 93,521